Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Components of Property and Equipment, Net

Property and equipment, net, consists of the following at December 31, 2012 and 2011:

	Estimated Useful Life (Years)	2012	2011
Land	n/a	$531	$531
Buildings	27	778	772
Leasehold improvements	3-10	5,044	4,797
Machinery and equipment	2-10	102,494	83,518
Furniture and fixtures	3-5	835	684
Construction in process		2,899	3,489

Property and equipment, gross		112,581	93,791
Less: Accumulated depreciation		44,089	27,449

Property and equipment, net		$68,492	$66,342